Events after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
Update on Transaction with Castrol
As previously disclosed in Note 16, on June 24, 2024, Gogoro entered the Subscription Agreement with Castrol. The Subscription Agreement also contemplated that, upon the consummation (the “Strategic Partnership Closing”) of the transactions contemplated by the definitive agreements mutually agreed between the parties in respect of a contemplated electric two-wheeler joint venture between Gogoro and Castrol (the JV or the “Strategic Partnership”), Gogoro and Castrol will enter into a convertible note purchase agreement (the “Note Purchase Agreement”), pursuant to which Gogoro will issue and sell to Castrol, and Castrol will purchase from Gogoro, a convertible note in the principal amount of US$25,000,000 (the “Convertible Note”). Concurrently with the execution of the Subscription Agreement, Gogoro also entered into a letter agreement (the “Original Letter Agreement”) and a registration rights agreement (the “Original Registration Rights Agreement”), in each case with Castrol.
On February 17, 2025, Gogoro and Castrol agreed to set up a joint venture company in Vietnam by entering into a joint venture agreement (the “JV Agreement”) between both parties’ subsidiaries. The JV will operate a business of distribution of certain models of electric two-wheelers and provision of battery swapping services based on Gogoro’s battery swapping technology in Vietnam. Pursuant to the JV Agreement, each of Gogoro and Castrol is required, subject to the conditions set forth in the JV Agreement, to contribute (i) Vietnamese dongs equivalent to US$1 million to the Strategic Partnership within 90 days from the incorporation date of the Strategic Partnership and no later than June 30, 2025, and (ii) a closing funding amount of Vietnamese dongs as agreed by the Parties based on the actual capital demands of the Strategic Partnership but no more than an amount equivalent to US$4 million on the closing date. Upon request of the JV and subject to the conditions set forth in the JV Agreement, Gogoro and Castrol will discuss and agree on, once in each of the first, second and third years following the closing date, additional capital to be contributed to the JV in an aggregate amount for both Parties of up to US$30 million.
Concurrent with signing of the JV Agreement, Gogoro entered into an amended and restated letter agreement (the “A&R Letter Agreement”) and an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”) to amend and restate the Original Letter Agreement and the Original Registration Rights Agreement, respectively.

Among others, the A&R Letter Agreement revised the put option rights provided in the Original Letter Agreement to the following:

•Put option: subject to the terms and conditions set forth in the A&R Letter Agreement, if the Strategic Partnership Closing has not occurred on or prior to December 31, 2025, then at any time during, and for three business days immediately after, the 12-month period immediately following December 31, 2025 (the “Put Option Period”), Castrol will have the right, but not the obligation, to require Gogoro to repurchase all or any portion of the Subscribed Shares at a price per Ordinary Share equal to the Per Share Purchase Price. If Castrol decides to exercise such right, Gogoro may designate any other person (a “Designated Person”) to pay all or a portion of the purchase price on behalf of Gogoro in exchange for delivery of the relevant portion of the Subscribed Shares by Castrol to the Designated Person so long as the Designated Person is not a competitor or controlled by a competitor of Castrol and is not a person with whom trade or financial dealings and transactions by Castrol or its affiliates are prohibited or restricted. This put option will expire on the earlier to occur of the Strategic Partnership Closing and the third business day following the expiration of the Put Option Period, and may not be exercised more than once.

•Additional put option rights: regardless of whether the Strategic Partnership Closing has occurred, from the date of the A&R Letter Agreement until December 31, 2026, upon (i) a change of control transaction of Gogoro, (ii) a material breach by Gogoro of any of its representations, obligations, covenants or agreements under the Subscription Agreement, the A&R Registration Rights Agreement or any agreements between the Parties (or their respective affiliates) entered into in connection with the Strategic Partnership, which has not been, or is unable to be, cured within 30 days following the written notice by Castrol Holdings to Gogoro of such material breach, or (iii) the occurrence of a Delisting Event (as defined below), Castrol will have the right, but not the obligation, to require Gogoro to repurchase all or any portion of the Subscribed Shares at a price per Ordinary Share equal to the Per Share Purchase Price. Similar to the put option described in the paragraph above, if Castrol decides to exercise such additional put rights, Gogoro may designate a Designated Person to fulfill its obligation. A “Delisting Event” is deemed to have occurred if (i) Gogoro fails to remain listed on a Recognized Stock Exchange (which term is defined to include the Nasdaq Global Select Market and the New York Stock Exchange, also include the Nasdaq Capital Market, the Nasdaq Global Market or the NYSE American); (ii) any event, circumstance or proceeding occurs which may reasonably lead to Gogoro being delisted from a Recognized Stock Exchange; or (iii) if, at any time during the fiscal quarter commencing on October 1, 2026 and ending on December 31, 2026, there is a single trading day when the market capitalization of Gogoro is less than US$100,000,000. These additional put option rights may not be exercised more than once and will expire on the earlier to occur of (A) March 31, 2027 and (B) the Trading Price Trigger, which is deemed to have occurred if the volume weighted average price of the Ordinary Shares exceeds the Per Share Purchase Price on each trading day of a consecutive six month period at any time from the date of the A&R Letter Agreement until December 31, 2026.

Pursuant to the A&R Letter Agreement, the Parties have also waived the obligations under the Subscription Agreement to issue the Convertible Note and enter into the Note Purchase Agreement. Accordingly, the A&R Registration Rights Agreement has also been amended to remove Castrol’s registration rights with respect to the Ordinary Shares issuable upon exercise of the Convertible Note.

Credit Facility
On March 26, 2025, Gogoro Network, Taiwan Branch (“Gogoro Network Taiwan”), a subsidiary of Gogoro Inc., entered into a loan facility agreement with a financial institution which provides Gogoro Network Taiwan with a loan facility in the amount of NT$2.0 billion which is approximately US$61.5 million (the “Loan”). The purpose of the Loan is to support Gogoro Network Taiwan’s working capital needs, including but not limited to repaying loans from financial institutions, funding capital expenditures and strengthening medium-term operational working capital. The Loan has a term of three years and bears interests at a rate equal to three-month Taipei Interbank Offered Rate plus 1.6%, subject to potential downward adjustments depending on Gogoro’s profitability. Gogoro Inc. will serve as the guarantor of the Loan.